Note 15 - Commitments (Details Textual) - USD ($)			1 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2017	Apr. 30, 2017	Apr. 30, 2016	Dec. 31, 2014	Sep. 30, 2013	Jun. 30, 2017	Dec. 31, 2019	Dec. 31, 2016	Dec. 31, 2014	Feb. 28, 2014
Corporate Offices [Member]
Lessee, Operating Lease, Renewal Term					5 years
Leasehold Improvements, Gross					$ 600,000
Operating Lease, Leasehold Improvements to be Made by Lessor										$ 380,000
Operating Lease, Annual Rent									$ 359,750
Annual Increase in Operating Lease Rent Expense								3.00%
Corporate Offices [Member] | Scenario, Forecast [Member]
Operating Lease, Annual Rent							$ 416,970
Sales Center [Member]
Lessee, Operating Lease, Term of Contract				3 years 60 days
Lessee, Operating Lease, Renewal Term				5 years
Termination Payment of Lease			$ 25,000
Operating Lease, Annual Rent				$ 53,130
Annual Increase in Operating Lease Rent Expense				3.00%
Security Deposit Forfeited			$ 26,648
Virginia Sales Office [Member]
Operating Lease, Annual Rent		$ 32,021
Virginia Second Sales Office [Member]
Operating Lease, Annual Rent	$ 20,734
Minimum [Member]
Lessee, Operating Lease, Renewal Term						1 year		1 year
Maximum [Member]
Lessee, Operating Lease, Renewal Term						15 years		15 years